LONG-TERM DEBT - Additional Information (Details)					1 Months Ended	12 Months Ended
	Mar. 29, 2019	May 24, 2018 USD ($)	Jan. 29, 2018 USD ($)	Jun. 16, 2014	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 1,758,700,000	$ 1,857,700,000		$ 1,592,400,000
Financing costs paid on early note redemption			$ 108,120,000			14,700,000	0	[1]
Proceeds from term loan and notes payable (Note 27)						460,000,000	730,000,000	[1]
Repayments of borrowings, classified as financing activities						486,500,000	460,900,000	[1]
Borrowings, covenant, tangible net worth (at least)						$ 2,300,000,000
Borrowings, covenant, net debt to tangible net worth ratio, maximum						75.00%
Borrowings, covenant, leverage ratio (less than or equal to)						3.5
Two Hundred And Seventy Million Senior Debt Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 0	181,400,000
Borrowings, interest rate						6.97%
Notional amount							(181,500,000.0)
Debt agreement, term						10 years
$300 million notes issued December 2017
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 296,800,000	297,500,000
Borrowings, interest rate						4.625%
Notional amount							300,000,000
Debt agreement, term						10 years
$500 million notes issued June 2014
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 496,800,000	496,200,000
Borrowings, interest rate						4.95%
Notional amount							500,000,000
Debt agreement, term						10 years
Series B - 4.78% 10-year notes due June 2023 ($265 million)
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 260,400,000	260,200,000
Borrowings, interest rate						4.78%
Notional amount							265,000,000
Debt agreement, term						10 years
Series A - 3.64% 5-year notes due June 2018 ($35 million)
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 0	34,900,000
Borrowings, interest rate						3.64%
Notional amount							35,000,000
Debt agreement, term						5 years
Series A - 3.89% 6-year notes due March 2018 ($75 million)
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 0	73,600,000
Borrowings, interest rate						3.89%
Notional amount							75,000,000
Debt agreement, term						6 years
Series B - 4.36% 8-year notes due March 2020 ($85 million)
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 84,000,000	83,900,000
Borrowings, interest rate						4.36%
Notional amount							85,000,000
Debt agreement, term						8 years
Series C - 4.76% 10-year notes due March 2022 ($200 million)
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 192,100,000	192,000,000
Borrowings, interest rate						4.76%
Notional amount							200,000,000
Debt agreement, term						10 years
Series D - 4.91% 12-year notes due March 2024 ($140 million)
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 135,200,000	135,100,000
Borrowings, interest rate						4.91%
Notional amount							140,000,000
Debt agreement, term						12 years
$1 billion revolving facility
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 291,500,000	27,000,000
Line of credit facility maximum borrowing capacity					$ 1,000,000,000.0	1,000,000,000
Proceeds from term loan and notes payable (Note 27)					460,000,000
Repayments of borrowings, classified as financing activities					$ 195,000,000
$1 billion revolving facility | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					1.20%
Line of credit facility commitment fee percentage					0.24%
$1 billion revolving facility | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					2.25%
Line of credit facility commitment fee percentage					0.45%
$75 million revolving facility
Disclosure of detailed information about borrowings [line items]
Borrowings						0	72,600,000
Line of credit facility maximum borrowing capacity							75,000,000
Proceeds from term loan and notes payable (Note 27)		$ 75,000,000
Long-term debt from 50% interest of Canadian Malartic
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 1,900,000	$ 3,300,000
Canadian Malartic
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in joint operation	50.00%			50.00%		50.00%	50.00%
Deferred Financing Costs
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 11,800,000	$ 14,300,000
Refinancing of debt | Two Hundred And Seventy Million Senior Debt Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 181,500,000
Borrowings, interest rate			6.97%

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.